RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the Statements of Net Assets Available for Benefits to net assets available for benefits on the Form 5500:

	As of December 31,
(in thousands)	2025	2024
Net assets available for benefits	$7,902,243	$6,775,769
Deemed distributions	(527)	(480)
Net assets available for benefits per the Form 5500	$7,901,716	$6,775,289

The following is a reconciliation of changes in net assets available for benefits per the Statement of Changes in Net Assets Available for Benefits to net income on the Form 5500:

(in thousands)	Year Ended December 31, 2025
Net increase	$1,126,474
Deemed distributions	(47)
Net income (including transfers) per the Form 5500	$1,126,427